Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Disclosure Of Commitments And Contingent Liabilities [abstract]
Commitments and contingencies

18. Commitments and contingencies

Commitments

Epitech License Agreement

Under the terms of the Company's License Agreement with Epitech Group SPA ("Epitech"), the Company has payments due to Epitech pending the achievement of specified milestones. Upon first notification by the Food and Drug Administration ("FDA") of approval of a New Drug Application, the non-refundable sum of $700,000 will be due and payable to Epitech. Within ten business days of the first notification of approval of a Supplemental New Drug Application by the FDA, the Company will pay the non-refundable sum of $1,000,000 to Epitech.

For non-prescription drug rights, any one-off lump sum payments received by the Company as consideration for granting a sub-license to a Commercial Partner with respect to a Licensed Product, shall require the Company to pay to Epitech 25% of the lump sum payment received by the Company. For prescription drug rights the Company shall pay 5% of any one-off lump sum payments to Epitech as consideration for granting a sub-license to a Commercial Partner with respect to a Licensed Product. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter.

The Company shall pay either a) 7% of Net Sales of the Licensed Product in a Product Regulatory Category other than prescription drugs place on the market by the Company; or b) 25% of Net Receipts received by the Company from Commercial Partners where Licensed Products in a Product Regulatory Category other than prescription drugs are placed on the market by such Commercial Partners; or c) 5% of Net Sales or Net receipts of the Licensed Products in the Product Regulatory Category of prescription drugs. The Company will pay the amounts payable on a quarterly basis within 60 days of the end of each calendar quarter.

Heritage Building Restoration Commitment

The Company has a commitment to restore the designated heritage building on the Company's premises. The estimated commitment of remaining restoration work to be completed is $266,349.

Contingencies

Legal matters

From time to time, the Company is named as a party to claims or involved in proceedings, including legal, regulatory and tax related, in the ordinary course of its business. While the outcome of these matters may not be estimable at the reporting date, the Company makes provisions, where possible, for the estimated outcome of such claims or proceedings. Should a loss result from the resolution of any claims or proceedings that differs from these estimates, the difference will be accounted for as a charge to profit or loss in that period.

Environmental

Management believes that there are no probable environmental related liabilities that will have a material adverse effect on the financial position or operating results of the Company.

Claims from suppliers

A dismissed contractor commenced a lien action combined with a breach of contract action in the Cobourg Superior Court of Justice in early 2019 claiming approximately C$1,700,000 in various purported damages, with the claim for lien component of C$188,309 being registered on November 26, 2018. The Company has paid C$235,387 to the Cobourg Superior Court to vacate the lien from title for which the funds stand both as security for the lien claim as well as its costs with the Cobourg Superior Court of Justice.

On October 7, 2020, FSD signed a settlement agreement of C$198,000. On December 16, 2020, the settlement was paid from funds paid into court and the remaining balance was remitted to the Company in accordance with the settlement agreement.

Former employee

FSD hired an individual by way of employment agreement. The individual's employment was subsequently terminated in the probationary period due to non-performance/cause in February 2019. The individual retained legal counsel in or around February 15, 2019 demanding that he be provided (i) unpaid wages; (ii) unpaid holiday pay, (iii) payment for wrongful dismissal (one week) and (iv) breach of contract.

The Company has a provision of $81,562 (£59,748) in relation to the claimed amounts for unpaid wages and unpaid holiday pay.

On July 29, 2020, a judgment was issued ordering the Company to pay unpaid wages and unpaid holiday pay in the amount of £59,748. On August 6, 2020, the Company filed an application for reconsideration for that decision which was refused by the Tribunal on October 24, 2020.

On August 25, 2020, the Claimant filed a separate cost order against the Company. To date, the Tribunal has not responded to this matter. The ultimate outcome of the matter cannot be reliably determined at this time and no additional provision has been recorded for this matter as at December 31, 2020.

Class Action

On February 22, 2019, a shareholder in FSD commenced a proposed class action proceeding against the Company by issuing a statement of claim in the Ontario Superior Court. Amongst other causes of action, the individual seeks leave to bring a claim pursuant to s.138 of the Ontario Securities Act, alleging the Company made statements containing misrepresentations related to the build-out of the Company's Cobourg facility.

The Company has settled the class action by entering into a definitive settlement agreement in the amount of C$5.5M. In entering into the Settlement Agreement, the Company made no admissions of liability whatsoever. The Settlement Agreement provides for a full and final release of the Company, its officers, directors and various other related parties from any and all claims that arose or could have arisen from the claim issued by the plaintiff within the Settled Action.

During November 2020, the Company paid C$928,541 as part of the settlement with the remaining amount of C$4,571,459 covered by the Company's insurance policy. The Settlement Agreement was approved in the Superior Court of Justice of Ontario on February 4, 2021.

Auxly Cannabis Group Inc.

On March 3, 2018, FSD entered into a Definitive Strategic Alliance and Streaming Agreement (the "Agreement") with Auxly Cannabis Group Inc. ("Auxly"). On February 6, 2019, the Company delivered to Auxly a Notice of Default, thereby terminating the Agreement effective immediately. Subsequent to the issuance of the Notice of Default, Auxly sent a Notice of Default to the Company on February 6, 2019 in response. To date, neither party has taken further legal action against the counter party.

To fund the development, Auxly purchased 37,313 Class B shares for the aggregate of $5,642,250 from the Company's treasury by way of private placement, which funds were placed in trust to be spent on construction and development costs. The funds were placed in a trust account to be administered by Auxly. Due to the termination and subsequent negotiations, it is indeterminable at this point as to the amount, if any, of these funds will be released to the Company. Should any funds be released to the Company, those amounts will be recognized in future periods.